VARIABLE INTEREST ENTITIES (Details) - Variable interest entities, primary beneficiary - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
VARIABLE INTEREST ENTITIES
Current assets	$ 13,546	$ 226,071
Total assets	207,284	251,706
Current liabilities	68,636	222,263
Total liabilities	182,609	229,040
Cash and cash equivalents
VARIABLE INTEREST ENTITIES
Current assets	13,063	33,993
Accounts receivable trade
VARIABLE INTEREST ENTITIES
Current assets	446	2,787
Value added tax
VARIABLE INTEREST ENTITIES
Current assets	9	4,772
Advances to suppliers
VARIABLE INTEREST ENTITIES
Current assets	5	16
Project assets
VARIABLE INTEREST ENTITIES
Current assets		171,898
Non-current assets	185,448
Prepaid expenses and other current assets
VARIABLE INTEREST ENTITIES
Current assets	23	12,605
Prepaid land use rights
VARIABLE INTEREST ENTITIES
Non-current assets	3,906	22,927
Other non-current assets
VARIABLE INTEREST ENTITIES
Non-current assets	4,384	2,708
Short-term borrowings
VARIABLE INTEREST ENTITIES
Current liabilities	9,160	214,128
Accounts payable
VARIABLE INTEREST ENTITIES
Current liabilities	20,333
Due to related parties
VARIABLE INTEREST ENTITIES
Current liabilities	39,072	272
Other payables, current
VARIABLE INTEREST ENTITIES
Current liabilities	41
Other current liabilities
VARIABLE INTEREST ENTITIES
Current liabilities	30	7,863
Long-term borrowings
VARIABLE INTEREST ENTITIES
Non-current liabilities	$ 113,973
Other non-current liabilities
VARIABLE INTEREST ENTITIES
Non-current liabilities		$ 6,777